Cover	Sep. 19, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 19, 2022
Entity File Number	001-04365
Entity Registrant Name	Oxford Industries, Inc.
Entity Central Index Key	0000075288
Entity Tax Identification Number	58-0831862
Entity Incorporation, State or Country Code	GA
Entity Address, Address Line One	999 Peachtree Street, N.E., Suite 688
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	30309
City Area Code	404
Local Phone Number	659-2424
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $1 par value
Trading Symbol	OXM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false